Cover	Mar. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2023
Entity File Number	001-40784
Entity Registrant Name	BANNER ACQUISITION CORP.
Entity Central Index Key	0001852332
Entity Tax Identification Number	86-2670267
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 S 1350 E
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	801
Local Phone Number	447-1534
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	BNNRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BNNR
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	BNNRW
Security Exchange Name	NASDAQ